UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396
                       ----------------------------------
                       Investment Company Act file number

                 Excelsior Absolute Return Fund of Funds, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2006
                        ----------
Date of reporting period: 3/31/2006
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

Excelsior Absolute Return Fund of Funds, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2006

                 Excelsior Absolute Return Fund of Funds, LLC
                              Financial Statements
                            Year Ended March 31, 2006


                                    Contents

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     March 31, 2006........................................................... 2

Statement of Operations for the Year Ended March 31, 2006..................... 3

Statements of Changes in Members' Equity - Net Assets for the Years Ended
     March 31, 2006 and 2005................................................ . 4

Statement of Cash Flows for the Year Ended March 31, 2006..................... 5

Financial Highlights for the Years Ended March 31, 2006 and 2005 and for the
     Period December 1, 2003 though March 31, 2004............................ 6

Notes to Financial Statements................................................. 7


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect 1-800-352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds, LLC (the "Company"), as of March 31, 2006, and the related statements of operations and cash flows for the year then ended and the statement of changes in members' equity - net assets for the years ended March 31, 2006 and 2005, and the financial highlights for the two year period then ended and for the period December 1, 2003 (commencement of operations) through March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds, LLC as of March 31, 2006, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets for the years ended March 31, 2006 and 2005, and the financial highlights for the two year period then ended and for the period December 1, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the Unites States of America.

\s\ Deloitte & Touche LLP

May 25, 2006

                                   Excelsior Absolute Return Fund of Funds, LLC
                Statement of Assets, Liabilities and Members'Equity - Net Assets
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of Funds Master Fund,
   LLC at fair value (cost $214,259,024)                            $255,753,034
Cash and cash equivalents                                              1,513,590
Due from Adviser                                                         245,987
Prepaid Fees                                                              36,006
Interest Receivable                                                        5,006
--------------------------------------------------------------------------------

Total Assets                                                         257,553,623
--------------------------------------------------------------------------------

LIABILITIES

Management fee payable                                                   312,157
Professional fees payable                                                107,000
Repurchase of Members' Interests payable                                 960,724
--------------------------------------------------------------------------------

Total Liabilities                                                      1,379,881
--------------------------------------------------------------------------------

Net Assets                                                          $256,173,742
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $214,679,732
  Accumulated net unrealized appreciation on investments              41,494,010
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $256,173,742
--------------------------------------------------------------------------------












 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                   Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------

                                                      Year Ended March 31, 2006

--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS
     MASTER FUND, LLC:

     Interest                                                        $  190,042
     Expenses                                                        (2,676,948)
--------------------------------------------------------------------------------

          Net investment loss allocated from Excelsior Absolute Return
                Fund of Funds Master Fund, LLC                       (2,486,906)
--------------------------------------------------------------------------------

Fund Income:
     Interest                                                            53,503
--------------------------------------------------------------------------------

Fund Expenses:

     Management fees                                                  1,228,797
     Professional fees                                                  279,259
     Administration fees                                                197,584
     Board of Managers' fes                                              49,685
     Other                                                               90,441
--------------------------------------------------------------------------------

          Total Expenses                                              1,845,766
--------------------------------------------------------------------------------

     Expenses reimbursed to the Adviser                                 181,459
--------------------------------------------------------------------------------

          Net Expenses                                                2,027,225
--------------------------------------------------------------------------------

          Net Investment Loss                                        (4,460,628)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM EXCELSIOR ABSOLUTE
RETURN FUND OF FUNDS MASTER FUND, LLC:

Net realized loss on investments                                     (1,675,818)
Net change in unrealized appreciation on investments                 25,479,569
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments Allocated from
Excelsior Absolute Return Fund of Funds Master Fund, LLC             23,803,751
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                           $19,343,123
--------------------------------------------------------------------------------

 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------



                                          For the Year ended  For the Year ended
                                             March 31,2006       March 31,2005
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                        $   (4,460,628)      $    (3,483,256)
Net realized gain (loss) on investments        (1,675,818)              320,977
Net unrealized appreciation on investments     25,479,569            12,233,400
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations       19,343,123             9,071,121
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                         38,639,693           145,459,090
Members' Interests repurchased                (26,204,498)           (9,665,795)
Offering costs                                    (29,436)              (31,805)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
         Derived from Capital Transactions     12,405,759           135,761,490
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets   31,748,882           144,832,611

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD                 224,424,860            79,592,249
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                    $  256,173,742           224,424,860
--------------------------------------------------------------------------------













 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Cash Flows
--------------------------------------------------------------------------------

                                                       Year Ended March 31, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $19,343,123
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in operating activities:
      Net change in unrealized appreciation on investment allocated
       from Excelsior Absolute Return Fund of Funds Master Fund,    (25,479,569)
       LLC
      Net realized loss on investment allocated from Excelsior
       Absolute Return Fund of Funds Master Fund, LLC                 1,675,818
      Net investment loss allocated from Excelsior Absolute
       Return Fund of Funds Master Fund, LLC                          2,486,906
      Purchases of investment in Excelsior Absolute Return Fund
         of Funds Master Fund, LLC                                  (26,600,244)
      Proceeds from investment in Excelsior Absolute Return Fund
      of Funds Master Fund, LLC                                      16,959,672
      Decrease in prepaid fees                                           20,009
      Increase in interest receivable                                    (4,699)
      Increase in due from Adviser                                     (245,987)
      Decrease in due to Adviser                                        (69,423)
      Increase in Adviser management fee payable                         32,133
      Decrease in administration fees payable                           (19,303)
      Increase in professional fees payable                              54,000
      Decrease in Board of Managers fees' payable                        (6,000)
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (11,853,564)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                 38,639,693
Payments for Members' Interests repurchased                         (25,243,774)
Offering costs paid                                                     (29,436)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            13,366,483
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             1,512,919
Cash and cash equivalents at beginning of period                            671
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                            $ 1,513,590
--------------------------------------------------------------------------------

 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                            Financial Highlights
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                             For the year     For the year     December 1, 2003*
                                Ended             ended                to
                             March 31,2006    March 31,2005      March 31,2004
--------------------------------------------------------------------------------

Net assets, end of period     $256,173,742    $224,424,860        $ 79,592,249

Ratio of net investmetn         (1.85%)            (2.00%)             (0.60%)
   loss to average
   members' equity - net
   assets (a)
Ratio of total expenses to       1.84%              1.88%               1.25%
  average members' equity
  - net assets (b), (c)
Ratio of net expenses            1.92%              2.03%               0.59%
  average member's equity
  - net assets (b)
Total return (d)                 8.04%              4.31%               4.85%



* Commencement of operations. The ratios and total return are not annualized for the initial period.
(a) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of expenses of the Company.
(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(d) Total return assumes a purchase of an interest in the Fund on the first day and a sale of interest on the last day of the period.








 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at March 31, 2006 was 86.11%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Company, N.A., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser provides various management and administrative services to the Company and the Fund.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment sub-adviser of the Company. AIG Global is registered as an investment adviser under the Advisers Act, and is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Fund's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Fund and the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

1. Organization (continued)

Initial and additional subscriptions for interests in the Fund ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from members ("Members") pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board.

The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund's investment in the Company is represented by the Fund's proportionate interest in the Company's Members' Equity - Net Assets at March 31, 2006. Valuation of investments held by the Company is discussed in these notes to the Company's financial statements.

The net unrealized appreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity
- Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory fee; travel and related expenses of Board; all costs with respect to communications regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Board.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation.

As of March 31, 2006, the Fund has fully reimbursed $1,517,773 of expenses paid by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement. The Adviser has also agreed to pay back to the Fund $245,987 of over-reimbursed expenses pursuant to the Expense Limitation Agreement, which is reflected as Due from Adviser on the Statement of Assets, Liabilities, and Members' Equity- Net Assets.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

The cost of the Fund's investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on Schedule K-1 for the year ended December 31, 2005. At December 31, 2005, the cost for Federal income tax purposes was $248,535,768. This consisted of aggregate gross unrealized appreciation of $11,185,211.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2006, the Adviser's employees and affiliates have a combined interest of approximately 14.32% of the Fund's Members' equity - net assets.

The Adviser provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers for the Company's Investment Funds pursuant to the terms of an advisory agreement between the Adviser and the Company ("the Advisory Agreement". For the fiscal year ended March 31, 2006, the Company paid $2,844,351 to the Adviser pursuant to the Advisory Agreement.

Pursuant to a management agreement (the "Management Agreement") between the Fund and the Adviser, the Adviser provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services under the Management Agreement, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each quarter after adjustments for any subscriptions effective on that date. For the fiscal year ended March 31, 2006, the management fee was $1,228,797, of which $312,157 was payable as of March 31, 2006.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

In connection with the services provided by AIG Global pursuant to an investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Board is made up of three Managers who are independent of the Investment Manager and the Advisor (the "Disinterested Managers"), and one manager who is an "interested person" as defined by 2(a) (19) of the Investment Company Act of 1940, as amended. The Disinterested Managers receive two thousand dollars ($2,000) per meeting attended and seven thousand dollars ($7,000) annually for their services. The chairperson receives an additional five hundred ($500) per meeting and an additional one thousand dollars ($1,000) annually. The audit committee chairperson receives an additional five hundred dollars ($500) annually. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. The Manager who is an "interested person" does not receive any annual or other fee from the Fund. The Fund incurred $49,685 of annual retainer and per meeting fees for fiscal year ended March 31, 2006, none of which was payable as of March 31, 2006.

The Fund has retained J.D. Clark & Co. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the fiscal year ended March 31, 2006, the Company incurred $197,584 in expenses related to such administrative services, none of which was payable as of March 31, 2006.

4. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Subsequent Events

Subsequent to March 31, 2006, the Fund received subscriptions for Interests from Members in the amount of $2,245,000. These subscriptions became interests in the Fund effective April 1, 2006. The Fund also invested $2,245,000 in the Company as of April 1, 2006.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                  Company Management (Unaudited)
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Fund is set forth below:

                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)       Term of Office                                                            Fund Complex
                           Held with the       and Length of                                                             Overseen by
Name, Address, and Age        Fund             Time Served     Principal Occupation During Past Five Years                 Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                   Disinterested Managers
Virginia G. Breen           Manager (Chair)    Term -           Partner, Sienna Ventures(1/05 - present); Partner, Blue        3
230 Lackwanna Dr.                              Indefinite;      Rock (8/95 to present); Also a manager of Excelsior
Andover,NJ 07821                               Length - since   Buyout Investors LLC,Excelsior Absolute Return Fund of
Age 41                                         June 2003        Funds Master Fund LLC and Excelsior LaSalle Property
                                                                Fund Inc.
Jonathan B. Bulkeley        Manager            Term -           CEO of Scanbuy, a wireless software company (3/06 to           3
1133 5th  Ave., Apt. 3                         Indefinite;      present); Managing Partner of Achilles Partners (10/01 to
New York NY 10128                              Length - since   3/06); Non-Executive Chairman of QXL, PLC (2/98 to
Age 45                                                          2/05); Chairman and CEO, Lifeminders, an online direct
                                                                marketing company (2/01 to 10/01); CEO,
                                                                barnesandnoble.com (12/98 to 1/00). Also a manager of
                                                                Excelsior Buyout Investors, LLC, Excelsior Absolute
                                                                Return Fund of Funds Master Fund, LLC, and Excelsior
                                                                LaSalle Property Fund, Inc.
Thomas F. McDevitt          Manager            Term -           Managing Partner of Edgewood Capital Partners and              3
Edgewood Capital                               Indefinite;      President of Edgewood Capital Advisors (5/02 to present);
1055 Summer St.                                Length - since   Managing Director, Societe Generale (6/98 to 3/02); Also
Stamford,CT 06905                              June 2003        a manager of Excelsior Buyout Investors LLC, Excelsior
Age 49                                                          Absolute Return Fund of Funds Master Fund LLC and
                                                                Excelsior LaSalle Property Inc.

                                                      Interested Manager
James L. Bailey*            Manager and        Term -           Executive Vice President and Chief Operating Officer of        3
U.S. Trust Company          Co-Chief           Indefinite;      U.S. Trust(4/06 to present), United Trust Company of New
225 High Ridge Road         Executive          Length - since   York(12/04 to 3/06) and U.S.Trust Corporation (12/04 to
Stamford, CT 06905          Officer            June 2005        present); Executive Vice President of United Trust Company
Age 60                                                          of New York and U.S. Trust Corporation (1/03 to 12/04);
                                                                Chairman and Director of U.S. Trust Hedge Fund
                                                                Management Inc.(12/05 to 4/06);President, Excelsior
                                                                Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior
                                                                Funds Trust (2003 to 7/04); Consultant in the financial
                                                                services industry (8/00 to 1/03). Also a manger of Excelsior
                                                                Buyout Investors, LLC,Excelsior Absolute Return Fund of
                                                                Funds Master Fund,LLC, Excelsior LaSalle Property Fund,
                                                                Inc.,Excelsior Tax-Exempt Funds, Inc., Excelsior Funds
                                                                Trust and Excelsior Funds, Inc.

* Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                        Company Management (Unaudited) Continued
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

                                                                                                                         Number of
                                                                                                                       Portfolios in
                            Position(s)       Term of Office                                                            Fund Complex
                           Held with the       and Length of                                                             Overseen by
Name, Address, and Age        Fund             Time Served       Principal Occupation During Past Five Years                 Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                         Officers who are not Managers
Lee Gardella              Co-Chief             Term -            Senior Vice President, CTC Consultin, Inc. (1/06 to          N/A
U.S. Trust Company        Executive Officer    Indefinite;       present); Senior Vice President and Portfolio Manger,
225 High Ridge Road                            Length - Officer  UST Advisers, Inc. (12/05 to present); Senior Vice
Stamford, CT 06905                             since June 2003,  President, U.S. Trust(4/06 to present) and U.S. Trust
Age 38                                         Co-Chief          Company, N.A.(3/00 to 3/06); Vice President, U.S. Trust
                                               Executive Officer Hedge Fund Management, Inc. (7/04 to present) and
                                               since June 2005   Director (5/03 to present).

Robert F. Aufenanger      Chief Financial      Term -            President and Director, UST Advisers, Inc. (12/05 to         N/A
U.S. Trust Company        Officer and          Indefinite        present); Senior Vice President, Alternative Investments
225 High Ridge Road       Treasurer            Length - since    Division, U.S. Trust Company, N.A. (4/03 to 3/06); Chief
Stamford, CT 06905                             June 2003         Financial Officer, Treasurer and Director, U.S. Trust
Age 52                                                           Hedge Fund Management, Inc. (7/03 to present);
                                                                 Consultant to private equity funds (1/02 to 3/03); Chief
                                                                 Financial Officer, Icon Holding Corp. (12/99 to 12/01).

Stefanie A Firtell        Chief                Term -            Chief Compliance Officer of U.S. Trust's Alternative         N/A
U.S. Trust Company        Compliance           Indefinite        Investments Division and Vice President of U.S. Trust
114 West 47th Street      Officer              Length - since    (4/05 to present); Assistant Vice President,Deutsche Asset
New York, NY 10036                             November 2005     Management (8/03 to 3/05); Assistant Corporate
Age 32                                                           Secretary,Triarc Companies, Inc.(5/02 to 7/03);
                                                                 Corporate Staff Attorney, Paul Weiss Rifkind Wharton &
                                                                 Garrison (3/01 to 5/02).

All officers of the Fund are employees and/or officers of the Investment
Adviser.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2006

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                            Year Ended March 31, 2006


                                    Contents

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     March 31, 2006........................................................... 2

Schedule of Investments as of March 31, 2006.................................. 3

Statement of Operations for the Year Ended March 31,2006...................... 4

Statements of Changes in Members' Equity - Net Assets for the Years Ended
      March 31, 2006 and 2005................................................. 5

Statement of Cash Flows for the Year Ended March 31,2006...................... 6

Financial Highlights for the Years Ended March 31, 2006 and 2005, and for the
      Period December 1, 2003 through March 31,2004........................... 7

Notes to Financial Statements................................................. 8



      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds Master Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2006, and the related statements of operations, and cash flows for the year then ended and the statement of changes in members' equity - net assets for the years ended March 31, 2006 and 2005, and the financial highlights for the two year period then ended and for the period December 1, 2003 (commencement of operations) through March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2006, by correspondence with management of the investment funds; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC as of March 31, 2006, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets for the years ended March 31, 2006 and 2005, and the financial highlights for the two year period then ended, and for the period December 1, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the Unites States of America.

\s\ Deloitte & Touche LLP

May 25, 2006

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                Statement of Assets,Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------

                                                                  March 31, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value(cost $246,021,518)   $293,329,248
Cash and cash equivalents                                              3,849,944
Due from investment fund                                                 675,082
Other assets                                                               8,396
--------------------------------------------------------------------------------

Total Assets                                                         297,862,670
--------------------------------------------------------------------------------

LIABILITIES

  Due to Adviser                                                         759,534
  Professional fees payable                                               62,500
  Bank note facility fee and interest payable                             23,437
  Other payables                                                           2,500
--------------------------------------------------------------------------------

Total Liabilities                                                        847,971
--------------------------------------------------------------------------------

Net Assets                                                          $297,014,699
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $249,706,969
  Net unrealized appreciation on investments                          47,307,730
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $297,014,699
--------------------------------------------------------------------------------













  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
--------------------------------------------------------------------------------

                                                                  March 31, 2006

-------------------------------------------------------------------------------

                                                                                   % of                      First
                                            First                                 Members'    %Ownership    Available
                                          Acquisition                 Fair         Equity    of Investment  Redemption
                                            Date         Cost*        Value*      Net Assets     Fund          Date**   Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income
------------
Citadel Wellington, LLC                      12/01/2003    $17,350,000 $21,731,237     7.32%      0.51%          N/A       Quarterly
Highbridge Capital Corporation-Class A       12/01/2003     11,250,000  13,550,581     4.56%      0.24%          N/A       Quarterly
MKP Opportunity Partners, L.P.               12/01/2003      2,500,000   2,881,977     0.97%      2.83%          N/A         Monthly
MKP Partner, L.P.                            12/01/2003      2,600,000   2,755,110     0.93%      3.39%          N/A       Quarterly
Polygon Global Opportunities Fund, L.P.       8/01/2004     10,200,000  12,921,634     4.35%      2.73%          N/A       Quarterly
Suttonbrook Capital Partners, L.P.           10/01/2004      9,500,000  11,170,300     3.76%      6.46%          N/A       Quarterly
The Fuller & Thaler International Long/Short
 Fund, L.P.                                   2/01/2006      5,000,000   5,026,106     1.69%      9.97%          N/A       Quarterly
                                                          ----------------------------------
          Strategy Total                                    58,400,000  70,033,945    23.58%
                                                          ----------------------------------
Equity
------
Cantillon World, L.P.                       12/01/2003    5,050,000      6,222,195    2.09%       1.32%          N/A       Quarterly
Copper Beech Partners II, L.P.              12/01/2003    7,750,000      8,770,345    2.95%       5.32%          N/A       Quarterly
Galleon Diversified Fund, Ltd.-Class E      12/01/2003   12,600,000     14,887,991    5.01%       2.35%          N/A       Quarterly
Glenview Capital Partners, L.P.             12/01/2003   11,300,000     16,349,163    5.50%       5.47%          N/A       Quarterly
Heirloom Qualified Partners, L.P.           12/01/2003    5,350,000      6,645,793    2.24%       7.70%          N/A       Quarterly
Maverick Levered Partners, L.P.              5/01/2004    6,000,000      6,496,744    2.19%       0.82%         5/1/07     Quarterly
North River Partners,L.P.                    7/01/2005    9,000,000      9,531,709    3.21%       2.11%         7/1/06     Quarterly
Shoshone Partners,L.P.                      12/01/2003   10,500,000     15,065,400    5.07%       3.35%          N/A        Annually
The Mako Europe Fund, L.P.                  12/01/2003    5,000,000      6,103,716    2.06%      24.28%          N/A         Monthly
                                                        ------------------------------------
          Strategy Total                                 72,550,000     90,073,056    0.33%
                                                        ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co. Ltd.-
 Class B                                     2/01/2004    6,400,000      7,365,352    2.48%       0.14%          N/A         Monthly
Caxton Global Investments (USA) LLC          1/01/2005    9,000,000     10,396,406    3.50%       1.99%          N/A        Annually
Placer Creek Partners, L.P.                  1/01/2006   10,000,000     11,530,079    3.88%       3.34%          N/A   Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                          12/01/2003    7,450,000      7,894,429    2.66%       2.64%          N/A         Monthly
The Capital Fund (Domestic), LLC            12/01/2003    5,000,000      5,217,780    1.76%      14.30%          N/A         Monthly
                                                         -----------------------------------
          Strategy Total                                 37,850,000     42,404,046   14.28%
                                                         -----------------------------------
Event Driven
------------
Brencourt Multi-Strategy, L.P.               9/01/2005    8,421,518      8,943,815    3.01%       6.14%          N/A       Quarterly
Castlerigg Partners, L.P.                   12/01/2003   16,000,000     20,060,696    6.75%       4.01%          N/A       Quarterly
Canyon Value Realization Fund, L.P.         12/01/2003   12,500,000     15,979,241    5.38%       0.86%          N/A        Annually
Empyrean Capital Fund, L.P.                  7/01/2004   11,500,000     12,666,721    4.26%       2.28%          N/A         Monthly
K Capital  Scructural Arbitrage
  Offshore, L.P.                            10/01/2005    2,800,000      2,821,251    0.95%       0.41%        10/1/07      Annually
OZ Europe Domestic Partners II, L.P.        10/01/2005   11,500,000     12,634,802    4.25%       5.69%       12/31/07     Quarterly
York Capital Management, L.P.                7/01/2004   14,500,000     17,711,675    5.96%       3.11%          N/A        Annually
                                                         -----------------------------------
          Strategy Total                                 77,221,518     90,818,201   30.58%
                                                         -----------------------------------
Total Investments in investment funds                  $246,021,518    293,329,248   98.76%
                                                       ============
Other Assets, Less Liabilities                                           3,685,451    1.24%
                                                                       ---------------------
Members' Equity  - Net Assets                                         $297,014,699  100.00%
                                                                      ======================

*   See definition in Note 2a.                                 N/A Initial lock-up period has either expired prior to
**  From original investment date.                                 March 31, 2006 or the Investment Fund did not
*** Available frequency of redemptions after initial lock-up       have an initial lock-up period.  However specific
    period.                                                        redemption restrictions may apply.

   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Operations
                                                       Year Ended March 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $  220,403
--------------------------------------------------------------------------------

Total Investment Income                                                 220,403
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          2,844,351
Professional fees                                                       102,711
Bank facility fee and interest expense                                   92,106
Administration fees                                                      24,000
Other                                                                    48,419
--------------------------------------------------------------------------------

Total Operating Expenses                                              3,111,589
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,891,184)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized loss from investments in                                (1,938,551)
         Investment Funds
Net change in unrealized appreciation on investments in              29,530,719
Investment Funds
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       27,592,168
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                          $  24,700,984
--------------------------------------------------------------------------------












    The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                            Statement of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------

                                       For the year ended     For the year ended
                                         March 31, 2006         March 31, 2005
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                        $ (2,891,184)           $ (2,154,033)
Net realized gain (loss) from investments    (1,938,551)                362,933
Net change in unrealized appreciation        29,530,719              13,832,449
 on investments
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
 Assets Derived from Operations              24,700,984              12,041,349
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                       42,459,726             164,246,463
Members' interests repurchased              (21,875,840)             (7,587,506)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
 Derived From Capital Transactions           14,583,888             156,658,957
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets 45,284,870             168,700,306

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD               251,729,829              83,029,523
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
            AT END OF PERIOD               $297,014,699            $251,729,829
--------------------------------------------------------------------------------














   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows
                                                       Year Ended March 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $24,700,984
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash provided by operating activities:
      Net change in unrealized appreciation on investments          (29,530,719)
      Net realized loss from investments in Investment Funds          1,938,551
      Proceeds from Investment Funds                                 56,811,449
      Purchases of Investment Funds                                 (50,721,521)
      Increase in due from Investment Funds                            (234,338)
      Increase in other assets                                           (5,791)
      Increase in bank note facility fee and interest payable            23,437
      Decrease in due to Adviser                                        (16,251)
      Increase in professional fees                                       2,500
      Decrease in administration fees payable                            (6,000)
      Increase in other payable                                           2,503
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                             2,964,804
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   42,459,726
Payments for member interests repurchased                           (21,875,840)
Decrease in due to Custodian                                        (19,698,746)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                               885,140
-------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             3,849,944
Cash and cash equivalents at beginning of period                              0
-------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                             $3,849,944
--------------------------------------------------------------------------------


Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest                               $   68,669





   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                            Financial Highlights
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                                                                  For the period
                                                                   from December
                           For the year ended  For the year ended    1, 2003* -
                             March 31, 2006      March 31, 2005   March 31, 2004
                                     -------------------------------------------

Net assets, end of period      $297,014,699       $251,729,829    $ 83,029,523
Ratio of net investment loss to
    average members' equity -
    net assets (a)(b)             (1.01%)            (1.09%)         (0.54%)

Ratio of expenses to average       1.09%              1.11%           0.54%
    members' equity - net
    assets (a)(b)

Portfolio turnover                20.24%              7.07%             -
Total return (c)                   8.93%              5.26%           5.02%


* Commencement of Operations. The ratios and total return are not annualized for the period.
(a) Ratio doesn't reflect the Company's proportionate share of the net income
    (loss) and expenses, including incentive allocation, of the Investment
    Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.













   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements
                                                                  March 31, 2006
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment Adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Company, N.A., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of March 31, 2006, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 86.11% and 13.89%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2006
--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2006
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Adviser could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments in investment fund.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2006
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2005. Based on Investment Funds owned at December 31, 2005, the cost of investments for Federal income tax purposes was $267,036,311. This consisted of aggregate gross unrealized appreciation of $12,751,547 and aggregate gross unrealized depreciation of $1,128,622.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the year ended March 31, 2006, the advisory fee was $2,844,351, of which $722,595 is included in "Due to Adviser" as of March 31, 2006.

As of March 31, 2006 the Company owes the Adviser $36,939 for certain reimbursable operating expenses paid on behalf of the Company of which $215,310 was paid by the Adviser during the year ended March 31, 2006.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Co. (the "Administrator) to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the year ended March 31, 2006, the Company incurred $24,000 in expenses related to such administrative services, none of which was payable as of March 31, 2006.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2006
--------------------------------------------------------------------------------

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2006, the Company had investments in twenty-eight Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2006 are $71,921,521 and $56,811,449, respectively.

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2006, the Company incurred $92,106 in facility fees and interest expense related to the bank line of credit. As of March 31, 2006 the Company did not have any revolving note balance outstanding.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2006
--------------------------------------------------------------------------------

7. Guarantees


In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. Subsequent Events

As of April 1, 2006, the Company received subscriptions for interests from Members in the amount of $3,145,000. These subscriptions became interests in the Company effective April 1, 2006. The Company also withdrew $13,156,107 from two Investment Funds as of April 1, 2006.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                  Company Management (unaudited)
                                                                  March 31, 2006
--------------------------------------------------------------------------------
Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                                                   Number of
                                                                                                 Portfolios in
                       Position(s)    Term of Office                                             Fund Complex
                       Held with      and Length of  Principal Occupation                        Overseen by
Name, Address and Age  the Fund       Time Served    During Past Five Years                         Manager
---------------------------------------------------------------------------------------------------------------
                              Disinterested Managers
Virginia G. Breen       Manager       Term -         Partner, Sienna Ventures (1/05 -                 3
230 Lackwanna Dr.       (Chair)       Indefinite;    present); Partner, Blue Rock (8/95 to
Andover, NJ  07821                    Length -       present); Also a manager of Excelsior
Age 41                                since June     Buyout Investors LLC, Excelsior Absolute
                                      2003           Return Fund of Funds Master Fund LLC and
                                                     Excelsior LaSalle Property Fund Inc.

Jonathan B. Bulkeley    Manager       Term -         CEO of Scanbuy, a wireless software              3
1133 5th Ave., Apt. 3                 Indefinite;    company (3/06 to present); Managing
New York, NY  10128                   Length -       Partner of Achilles Partners (10/01 to
Age 45                                since June     3/06); Non-Executive Chairman of QXL, PLC
                                      2003           (2/98 to 2/05); Chairman and CEO,
                                                     Lifeminders, an online direct marketing
                                                     company  (2/01 to 10/01); CEO,
                                                     barnesandnoble.com (12/98 to 1/00). Also
                                                     a manager of Excelsior Buyout Investors,
                                                     LLC, Excelsior Absolute Return Fund of
                                                     Funds, LLC, and Excelsior LaSalle
                                                     Property Fund, Inc.

Thomas F. McDevitt      Manager       Term -         Managing Partner of Edgewood Capital             3
Edgewood Capital                      Indefinite;    Partners and President of Edgewood
1055 Summer St.                       Length -       Capital Advisors (5/02 to present);
Stamford, CT  06905                   since June     Managing Director, Societe Generale (6/98
Age 49                                2003           to 3/02);  Also a manager of Excelsior
                                                     Buyout Investors LLC, Excelsior Absolute
                                                     Return Fund of Funds Master Fund LLC and
                                                     Excelsior LaSalle Property Inc.

                             Interested Manager
James L. Bailey*        Manager and   Term -         Executive Vice President and Chief               3
U.S. Trust Company      Co-Chief      Indefinite;    Operating Officer of U.S. Trust (4/06 to
225 High Ridge Road     Executive     Length-        present), United Trust Company of New
Stamford, CT 06905      Officer       since June     York (12/04 to 3/06) and U.S. Trust
Age 60                                2005           Corporation (12/04 to present); Executive
                                                     Vice President of United Trust Company of
                                                     New York and U.S. Trust Corporation (1/03
                                                     to 12/04); Chairman and Director of U.S.
                                                     Trust Hedge Fund Management Inc. (12/05
                                                     to 4/06); President, Excelsior Funds,
                                                     Inc., Excelsior Tax-Exempt Funds, Inc.
                                                     and Excelsior

                                                                                                   Number of
                                                                                                 Portfolios in
                       Position(s)    Term of Office                                             Fund Complex
                       Held with      and Length of  Principal Occupation                        Overseen by
Name, Address and Age  the Fund       Time Served    During Past Five Years                         Manager
---------------------------------------------------------------------------------------------------------------

James L. Bailey                                     Funds Trust (2003 to 7/04); Consultant in
(continued)*                                        the financial services industry (8/00 to
                                                    (1/03).  Also a manager of Excelsior Buyout
                                                    Investors, LLC, Excelsior Absolute Return
                                                    Fund of Funds, LLC, Excelsior LaSalle
                                                    Property Fund, Inc., Excelsior Tax-Exempt
                                                    Funds, Inc., Excelsior Funds Trust and
                                                    Excelsior Funds, Inc.

 * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

                 Officers who are not Managers
Lee Gardella           Co-Chief       Term -        Senior Vice President and Vice President in      N/A
U.S. Trust Company     Executive      Indefinite    U.S. Trust's Alternative Investments
225 High Ridge Road    Officer        Length-       Division (9/97 to present); Vice President
Stamford, CT 06905                    Officer       of Excelsior Private Equity Fund II, Inc.
Age 38                                since June    (10/97 to present) and Excelsior Venture
                                      2003;         Partners III, LLC (5/00  to present).
                                      Co-Chief
                                      Executive
                                      Officer
                                      since June
                                      2005

Robert F. Aufenanger   Chief          Term -        Chief Financial Officer and Treasurer of U.S.    N/A
U.S. Trust Company     Financial      Indefinite    Trust's Alternative Investments Division
225 High Ridge Road    Officer        Length-       and  Senior V.P. of U.S. Trust (4/03 to
Stamford, CT 06905     and            since         present); Independent consultant to private
Age 52                 Treasurer      June 2003     equity funds (1/02 to 3/03); Chief Financial
                                                    Officer, IconHolding Corp. (12/99 to 12/01).

Stefanie A. Firtell    Chief          Term -        Chief Compliance Officer of U.S. Trust's         N/A
U.S. Trust Company     Compliance     Indefinite    Alternative Investments Division and Vice
114 West 47th Street   Officer        Length        President of U.S. Trust (4/05 to present);
New York, NY 10036                    since         Assistant Vice President, Deutsche Asset
Age 32                                November      Management (8/03 to 3/05); Assistant
                                      2005          Corporate Secretary, Triarc Companies, Inc.
                                                    (5/02 to 7/03); Corporate Staff Attorney,
                                                    Paul Weiss Rifkind Wharton & Garrison
                                                    (3/01 to 5/02).

All officers of the Fund are employees and/or officers of the Investment Adviser. The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.






ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's co-principal executive officers, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2006, there were no amendments to a provision of the code of ethics, nor were any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under ITEM 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal years ended March 31, 2005 and March 31, 2006 were $29,000 and $45,118 respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant: and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006, were $0 and $754,000, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant: and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2005, were $0 and $618,675, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

The following individuals at the Sub-Adviser have primary responsibility for managing the Company.

Robert Discolo, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group. Mr. Discolo joined AIGGIG in 1999. Mr. Discolo, who is also a member of AIGGIG's Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds. Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients. Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund. Mr. Discolo received a BS in accounting from St. John's University and an MBA from the Lubin School of Business at Pace University. He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder. Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group. Ms. Casey joined AIGGIG in 1998, bringing with her over eight years of experience in accounting and investment management. She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction. Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group. Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA. She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna is a Vice President, Hedge Fund Strategies Group. Ms. Khanna joined AIGGIG in 2002. She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997. She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee. Before joining AIGGIG, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds Series 7 and Series 63 licenses.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Members- As of March 31, 2006:

The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA")), number of accounts, and total assets of the accounts for which each Portfolio Manager had day-to-day responsibilities as of March 31, 2006. Please note that one Registered Investment Company and fourteen Other Pooled Investments accounts are subject to performance-based fees (*).

                           No. of Accounts        Market Value
Robert Discolo
        RIC                    2                  $365,171,850
        performance fee*       1                   $67,905,150
        OPI*                  15                $3,404,772,355
        performance fee*      14                $3,377,501,385
        OA                     7                $2,926,646,622
Eileen Casey
        RIC                    2                  $365,171,850
        performance fee*       1                   $67,905,150
        OPI*                  15                $3,404,772,355
        performance fee*      14                $3,377,501,385
        OA                     7                $2,926,646,622
Vinti Khanna
        RIC                    2                  $365,171,850
        performance fee*       1                   $67,905,150
        OPI*                  15                $3,404,772,355
        performance fee*      14                $3,377,501,385
        OA                     7                $2,926,646,622


Potential Conflicts of Interest

AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.


(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2006:

Compensation for AIGGIG portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

Ownership of Fund Securities

None of the AIGGIG portfolio managers listed under (a)(1) above own shares of the Fund.


ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Co-Principal Executive Officers and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Code of Ethics (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Co-Principal Executive Officers and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ James L. Bailey
                        --------------------------
                        James L. Bailey, Co-Principal Executive Officer Date June 6, 2006
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Lee A. Gardella
                        --------------------------
                        Lee A. Gardella, Co-Principal Executive Officer Date June 6, 2006
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Robert Aufenanger
                        ------------------------
                       Robert Aufenanger, Principal Financial Officer Date June 6, 2006
     ------------